Other payables - long-term (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of other payables long term

	30 June 2026	31 December 2025
	€’000	€’000
Payable to shareholders of Al Shola Gas - non-current	-	959
Employee end-of-service benefits	119	113
Bank borrowings - non-current	25	53
Deferred tax liability - QIND purchase price allocation	1,689	1,741
Total other payables - long-term	1,833	2,866

Schedule of deferred tax liability

	Six months ended 30 June 2026	Year ended 31 December 2025
	€’000	€’000
At 1 January (restated)	1,741	2,198
Released to profit or loss	(99)	(238)
Exchange differences	47	(219)
At end of period	1,689	1,741